Net (Loss) Income per Share and Unaudited Pro Forma Net Income per Share - Schedule of Computation of Net Income per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Earnings Per Share [Abstract]
Net (loss) income attributable to Allegro MicroSystems, Inc.	$ (5,095)	$ 8,926	$ 9,309	$ 23,675	$ 36,971	$ 84,724
Net (loss) income attributable to common stockholders	$ (5,060)	$ 8,958	$ 9,412	$ 23,776	$ 37,105	$ 84,841
Basic weighted average shares of common stock (in shares)	124,363,078	10,000,000	48,121,026	10,000,000	10,000,000
Weighted average basic and diluted common shares (in shares)					10,000,000	10,000,000
Dilutive effect of common stock equivalents (in shares)			123,517,761
Diluted weighted average shares of common stock (in shares)	124,363,078	10,000,000	171,638,787	10,000,000
Net income per share attributable to Allegro MicroSystems, Inc.-basic and diluted (in dollars per share)					$ 3.70	$ 8.47
Net income per share attributable to Allegro MicroSystems, Inc. and non-controllinginterest-basic and diluted (in dollars per share)					$ 3.71	$ 8.48
Basic net (loss) income attributable to Allegro MicroSystems, Inc. per share (in dollars per share)	$ (0.04)	$ 0.89	$ 0.19	$ 2.37
Basic net (loss) income attributable to common stockholders per share (in dollars per share)	(0.04)	0.90	0.20	2.38
Diluted net (loss) income attributable to Allegro MicroSystems, Inc. per share (in dollars per share)	(0.04)	0.89	0.05	2.37
Diluted net (loss) income attributable to common stockholders per share (in dollars per share)	$ (0.04)	$ 0.90	$ 0.05	$ 2.38